Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Consolidated statement of comprehensive income
Profit/(loss) for the financial year	€ 536	€ (455)	€ (7,644)
Items that may be reclassified to the income statement in subsequent years:
Foreign exchange translation differences, net of tax	133	(982)	(533)
Foreign exchange translation differences transferred to the income statement	(17)	(36)	2,079
Other, net of tax	(3,743)	3,066	243
Total items that may be reclassified to the income statement in subsequent periods	(3,627)	2,048	1,789
Items that will not be reclassified to the income statement in subsequent years:
Net actuarial (losses)/gains on defined benefit pension schemes, net of tax	(555)	526	(33)
Total items that will not be reclassified to the income statement in subsequent years	(555)	526	(33)
Other comprehensive (expense)/income	(4,182)	2,574	1,756
Total comprehensive (expense)/income for the financial year	(3,646)	2,119	(5,888)
Attributable to:
Owners of the parent	(4,069)	1,696	(6,333)
Non-controlling interests	423	423	445
Total comprehensive (expense)/income for the financial year	€ (3,646)	€ 2,119	€ (5,888)